Loans (Details 6) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans and receivables, gross	$ 5,778,424	$ 5,505,658
Loan Commitments Stage One [Member]
Loans and receivables, gross	5,340,751	4,839,227
Loan Commitments Stage Two [Member]
Loans and receivables, gross	372,972	607,672
Loan Commitments Stage Three [Member]
Loans and receivables, gross	64,701	58,759
Current [member]
Loans and receivables, gross	5,770,748	5,470,658
Current [member] | Loan Commitments Stage One [Member]
Loans and receivables, gross	5,340,751	4,839,227
Current [member] | Loan Commitments Stage Two [Member]
Loans and receivables, gross	372,972	607,672
Current [member] | Loan Commitments Stage Three [Member]
Loans and receivables, gross	57,025	23,759
Later than three months and not later than four months [member]
Loans and receivables, gross	2,410	0
Later than three months and not later than four months [member] | Loan Commitments Stage One [Member]
Loans and receivables, gross	0	0
Later than three months and not later than four months [member] | Loan Commitments Stage Two [Member]
Loans and receivables, gross	0	0
Later than three months and not later than four months [member] | Loan Commitments Stage Three [Member]
Loans and receivables, gross	2,410	0
Later than one fifty one day and Not later than one eighty days [Member]
Loans and receivables, gross	2,857	0
Later than one fifty one day and Not later than one eighty days [Member] | Loan Commitments Stage One [Member]
Loans and receivables, gross	0	0
Later than one fifty one day and Not later than one eighty days [Member] | Loan Commitments Stage Two [Member]
Loans and receivables, gross	0	0
Later than one fifty one day and Not later than one eighty days [Member] | Loan Commitments Stage Three [Member]
Loans and receivables, gross	2,857	0
Later than one eighty days [Member]
Loans and receivables, gross	2,409	35,000
Later than one eighty days [Member] | Loan Commitments Stage One [Member]
Loans and receivables, gross	0	0
Later than one eighty days [Member] | Loan Commitments Stage Two [Member]
Loans and receivables, gross	0	0
Later than one eighty days [Member] | Loan Commitments Stage Three [Member]
Loans and receivables, gross	2,409	35,000
Total past due [Member]
Loans and receivables, gross	7,676	35,000
Total past due [Member] | Loan Commitments Stage One [Member]
Loans and receivables, gross	0	0
Total past due [Member] | Loan Commitments Stage Two [Member]
Loans and receivables, gross	0	0
Total past due [Member] | Loan Commitments Stage Three [Member]
Loans and receivables, gross	$ 7,676	$ 35,000